FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following table provides the carrying values and fair values of financial instruments as at December 31, 2018 and 2017:

	2018		2017
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$8,390	$8,390	$5,139	$5,139
Other financial assets
Government bonds	88	88	49	49
Corporate bonds	905	905	643	643
Fixed income securities and other	1,037	1,037	662	662
Common shares and warrants	2,379	2,379	1,832	1,832
Loans and notes receivable	1,818	1,818	1,614	1,657
	6,227	6,227	4,800	4,843
Accounts receivable and other	12,562	12,562	9,616	9,616
	$27,179	$27,179	$19,555	$19,598
Financial liabilities
Corporate borrowings	$6,409	$6,467	$5,659	$6,087
Non-recourse borrowings of managed entities
Property-specific borrowings	103,209	104,291	63,721	65,399
Subsidiary borrowings	8,600	8,557	9,009	9,172
	111,809	112,848	72,730	74,571
Accounts payable and other	23,989	23,989	17,965	17,965
Subsidiary equity obligations	3,876	3,876	3,661	3,661
	$146,083	$147,180	$100,015	$102,284

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2018			2017
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$88	$—	$—	$49	$—
Corporate bonds	—	632	—	127	508	—
Fixed income securities and other	22	369	490	20	233	409
Common shares and warrants	1,928	229	222	1,586	—	246
Loans and notes receivables	—	46	4	—	62	1
Accounts receivable and other	44	1,990	79	15	1,155	213
	$1,994	$3,354	$795	$1,748	$2,007	$869
Financial liabilities
Accounts payable and other	$81	$2,622	$659	$134	$3,003	$704
Subsidiary equity obligations	—	85	1,640	—	—	1,559
	$81	$2,707	$2,299	$134	$3,003	$2,263

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2018	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$1,990 /
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(2,622)
Other financial assets ..................	1,364	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(85)	Aggregated market prices of underlying investments

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2018			2017
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$88	$—	$—	$49	$—
Corporate bonds	—	632	—	127	508	—
Fixed income securities and other	22	369	490	20	233	409
Common shares and warrants	1,928	229	222	1,586	—	246
Loans and notes receivables	—	46	4	—	62	1
Accounts receivable and other	44	1,990	79	15	1,155	213
	$1,994	$3,354	$795	$1,748	$2,007	$869
Financial liabilities
Accounts payable and other	$81	$2,622	$659	$134	$3,003	$704
Subsidiary equity obligations	—	85	1,640	—	—	1,559
	$81	$2,707	$2,299	$134	$3,003	$2,263

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2018	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$490	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	222	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,640)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	79 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
(659)
			• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2018			2017
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.8%	13
Canada	6.0%	5.4%	10	6.1%	5.5%	10
Australia	7.0%	6.2%	10	7.0%	6.1%	10
Brazil	9.6%	7.7%	6	9.7%	7.6%	7
Core retail	7.1%	6.0%	12	n/a	n/a	n/a
LP Investments and other
LP Investments office	10.2%	7.0%	6	10.2%	7.5%	7
LP Investments retail	8.9%	7.8%	9	9.0%	8.0%	10
Logistics	9.3%	8.3%	10	6.8%	6.2%	10
Mixed-use	7.8%	5.4%	10	8.4%	5.3%	10
Multifamily[1]	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.4%	n/a	n/a
Self-storage[1]	5.7%	n/a	n/a	5.8%	n/a	n/a
Student housing[1]	5.6%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	5.4%	n/a	n/a	5.8%	n/a	n/a
Other investment properties[1]	7.0%	n/a	n/a	5.8%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, energy, data infrastructure and sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2018 and 2017 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Discount rates	7 – 14%	7 – 12%	10 – 13%	10 – 15%	12 – 15%	12 – 15%	13 – 15%	n/a	5 – 8%	5 – 8%
Terminal capitalization multiples	8x – 22x	7x – 21x	9x – 14x	9x – 14x	10x – 14x	8x – 13x	10x – 11x	n/a	12x - 23x	12x - 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	10	n/a	3 – 30	3 – 30
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2018 and 2017 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2018	2017	2018	2017	2018	2017	2018	2017
Discount rate
Contracted	4.8 – 5.6%	4.9 – 6.0%	9.0%	8.9%	9.6%	11.3%	4.0 – 4.3%	4.1 – 4.5%
Uncontracted	6.4 – 7.2%	6.5 – 7.6%	10.3%	10.2%	10.9%	12.6%	5.8 – 6.1%	5.9 – 6.3%
Terminal capitalization rate[1]	6.1 – 7.1%	6.2 – 7.5%	n/a	n/a	10.4%	12.6%	n/a	n/a
Exit date	2039	2037	2047	2032	2038	2037	2033	2031

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily impacted by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2018	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$490	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	222	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,640)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	79 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
(659)
			• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

Disclosure of changes in level 3 financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2018 and 2017:

AS AT DEC. 31, 2018 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$8,390	$8,390
Other financial assets
Government bonds	68	20	—	88
Corporate bonds	536	96	273	905
Fixed income securities and other	570	311	156	1,037
Common shares and warrants	689	1,690	—	2,379
Loans and notes receivable	50	—	1,768	1,818
	1,913	2,117	2,197	6,227
Accounts receivable and other[2]	2,113	—	10,449	12,562
	$4,026	$2,117	$21,036	$27,179
Financial liabilities
Corporate borrowings	$—	$—	$6,409	$6,409
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	103,209	103,209
Subsidiary borrowings	—	—	8,600	8,600
	—	—	111,809	111,809
Accounts payable and other[2]	3,362	—	20,627	23,989
Subsidiary equity obligations	1,725	—	2,151	3,876
	$5,087	$—	$140,996	$146,083

1.	Financial assets include $7.2 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1.5 billion included in accounts receivable and other and $465 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2017 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
Measurement basis	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$5,139	$5,139
Other financial assets
Government bonds	34	15	—	49
Corporate bonds	382	253	8	643
Fixed income securities and other	230	432	—	662
Common shares and warrants	585	1,247	—	1,832
Loans and notes receivable	63	—	1,551	1,614
	1,294	1,947	1,559	4,800
Accounts receivable and other[2]	1,383	—	8,233	9,616
	$2,677	$1,947	$14,931	$19,555
Financial liabilities
Corporate borrowings	$—	$—	$5,659	$5,659
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	63,721	63,721
Subsidiary borrowings	—	—	9,009	9,009
	—	—	72,730	72,730
Accounts payable and other[2]	3,841	—	14,124	17,965
Subsidiary equity obligations	1,559	—	2,102	3,661
	$5,400	$—	$94,615	$100,015

1.	Financial assets include $4.1 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $630 million included in accounts receivable and other and $950 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$3,382	$2,568
Non-current	2,845	2,232
Total	$6,227	$4,800
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2018 and 2017:

	2018		2017
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$869	$2,263	$1,739	$1,449
Fair value changes in net income	(113)	(89)	(313)	(2)
Fair value changes in other comprehensive income[1]	(2)	(48)	5	67
Additions, net of disposals	41	173	(562)	749
Balance, end of year	$795	$2,299	$869	$2,263

1.	Includes foreign currency translation.

Disclosure of changes in level 3 financial liabilities
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2018			2017
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$6,376	$91	$—	$6,087	$—	$—
Property-specific borrowings	6,918	30,214	67,159	2,123	24,502	38,774
Subsidiary borrowings	3,640	2,355	2,562	3,825	2,030	3,317
Subsidiary equity obligations	—	—	2,151	—	—	2,102
The following tables list the company’s financial instruments by their respective classification as at December 31, 2018 and 2017:

AS AT DEC. 31, 2018 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$8,390	$8,390
Other financial assets
Government bonds	68	20	—	88
Corporate bonds	536	96	273	905
Fixed income securities and other	570	311	156	1,037
Common shares and warrants	689	1,690	—	2,379
Loans and notes receivable	50	—	1,768	1,818
	1,913	2,117	2,197	6,227
Accounts receivable and other[2]	2,113	—	10,449	12,562
	$4,026	$2,117	$21,036	$27,179
Financial liabilities
Corporate borrowings	$—	$—	$6,409	$6,409
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	103,209	103,209
Subsidiary borrowings	—	—	8,600	8,600
	—	—	111,809	111,809
Accounts payable and other[2]	3,362	—	20,627	23,989
Subsidiary equity obligations	1,725	—	2,151	3,876
	$5,087	$—	$140,996	$146,083

1.	Financial assets include $7.2 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1.5 billion included in accounts receivable and other and $465 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2017 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
Measurement basis	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$5,139	$5,139
Other financial assets
Government bonds	34	15	—	49
Corporate bonds	382	253	8	643
Fixed income securities and other	230	432	—	662
Common shares and warrants	585	1,247	—	1,832
Loans and notes receivable	63	—	1,551	1,614
	1,294	1,947	1,559	4,800
Accounts receivable and other[2]	1,383	—	8,233	9,616
	$2,677	$1,947	$14,931	$19,555
Financial liabilities
Corporate borrowings	$—	$—	$5,659	$5,659
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	63,721	63,721
Subsidiary borrowings	—	—	9,009	9,009
	—	—	72,730	72,730
Accounts payable and other[2]	3,841	—	14,124	17,965
Subsidiary equity obligations	1,559	—	2,102	3,661
	$5,400	$—	$94,615	$100,015

1.	Financial assets include $4.1 billion of assets pledged as collateral.

2.
Includes derivative instruments which are elected for hedge accounting, totaling $630 million included in accounts receivable and other and $950 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2018 and 2017:

	2018		2017
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$869	$2,263	$1,739	$1,449
Fair value changes in net income	(113)	(89)	(313)	(2)
Fair value changes in other comprehensive income[1]	(2)	(48)	5	67
Additions, net of disposals	41	173	(562)	749
Balance, end of year	$795	$2,299	$869	$2,263

1.	Includes foreign currency translation.

Disclosure of offsetting of financial assets and financial liabilities
The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2018	2017	2018	2017
Gross amounts of financial instruments before netting	$2,367	$1,605	$1,873	$2,124
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(254)	(223)	(250)	(267)
Net amount of financial instruments in Consolidated Balance Sheets	$2,113	$1,382	$1,623	$1,857